LONG-TERM INVESTMENTS - Schedule of Investments under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Equity method investments
Equity method investments	¥ 36,588	¥ 16,799		¥ 307
Equity securities accounted for under alternative measurement
Equity securities accounted for under alternative measurement	4,200	200
Equity securities with readily determinable fair values
Equity securities with readily determinable fair value	158,072
Total long-term investments	198,860	16,999	$ 28,565
Guangdong Weixin Technology Co Ltd [Member]
Equity method investments
Equity method investments	5,244	5,017
Beijing Siwei Technology and Culture Co Ltd [Member]
Equity method investments
Equity method investments	3,202	3,182
Hangzhou Zhangtaihe Health Technology Co Ltd [Member]
Equity method investments
Equity method investments	1,772	2,960
Ningbo Hongshi Investment Management Partnership Fund [Member]
Equity method investments
Equity method investments	1,994	2,000
Hangzhou Adopt A Cow Biological Technology Co Ltd [Member]
Equity method investments
Equity method investments	3,336	3,277
Hangzhou Bixin Biotechnology Co Ltd [Member]
Equity method investments
Equity method investments	4,113
Hunan Haomei Haomei Cosmetics Co Ltd [Member]
Equity method investments
Equity method investments	2,258
Shenzhen Liumang Yike Food & Beverage Management Co Ltd [Member]
Equity method investments
Equity method investments	3,138
Zhejiang Zhengdao Fengju Supply Chain Management Co Ltd [Member]
Equity method investments
Equity method investments	7,188
Other Investments Accounted For Under Equity Methods [Member]
Equity method investments
Equity method investments	4,343	363
Qinghu Live (Hangzhou) Network Technology Co Ltd [Member]
Equity securities accounted for under alternative measurement
Equity securities accounted for under alternative measurement	3,000
Other Investments Accounted For At Cost Method Under Alternative Measurement [Member]
Equity securities accounted for under alternative measurement
Equity securities accounted for under alternative measurement	¥ 1,200	¥ 200